7. Intangible Assets	12 Months Ended
Dec. 31, 2014
Notes
7. Intangible Assets

7.    INTANGIBLE ASSETS

The Company has patent applications to protect the inventions and processes behind its proprietary bio-based back-sheet, a protective covering for the back of photovoltaic solar cells traditionally made from petroleum-based film. During the years ended December 31, 2014 and 2013, the Company reviewed the capitalized patents for impairment in accordance with ASC 350, and determined there was no impairment.  As of December 31, 2014 and 2013, the carrying value of the patents was $85,830 and $47,098, respectively. As of December 31, 2014 and 2013, no amortization has been expensed for the patents, since approval of the patents are pending.